Right of Use Asset and Lease Liability (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Disclosure of quantitative information about leases for lessee [Abstract]
Interest expense on lease liabilities	$ 114	$ 135	$ 229	$ 280